Note 35 - Operating Segments (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of operating segments [text block]
Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Revenue	68,399	12,554	(12,166)	(388)	68,399
Royalties	(3,426)	—	—	—	(3,426)
Production costs	(39,186)	(11,328)	11,199	—	(39,315)
Depreciation	(4,366)	(32)	327	—	(4,071)
Management fee *	(2,650)	2,650	—	—	—
Other income	6,482	366	—	253	7,101
Other expenses	(296)	—	—	(40)	(336)
Administrative expenses	(159)	(2,433)	—	(3,873)	(6,465)
Cash-settled share-based payment expense	(84)	(137)	—	(94)	(315)
Equity-settled share-based payment expense	—	—	—	(14)	(14)
Net Foreign exchange gain/(loss)	133	(327)	—	417	223
Net finance cost	(262)	17	—	25	(220)
Margin call on hedge	—	—	—	(360)	(360)
Profit before tax	24,585	1,330	(640)	(4,074)	21,201
Tax expense	(7,085)	(387)	153	(126)	(7,445)
Profit for the year	17,500	943	(487)	(4,200)	13,756
Information about reportable segments 2018	Zimbabwe	South Africa	Inter-group elimination adjustments	Corporate and other reconciling amounts	Total

Geographic segment assets:
Current (excluding intercompany)	21,505	3,489	(91)	3,265	28,168
Non-current (excluding intercompany)	98,700	466	(1,641)	—	97,525
Expenditure on property, plant and equipment	20,436	370	(891)	—	19,915
Intercompany balances	—	6,926	(46,240)	39,314	—
Assets held for sale	—	296	—	—	296

Geographic segment liabilities
Current (excluding intercompany)	(10,445)	(1,403)	—	(350)	(12,198)
Non-current (excluding intercompany)	(33,043)	(47)	446	(2,043)	(34,687)
Intercompany balances	(1,345)	(33,032)	46,240	(11,863)	—
Liabilities directly associated with assets held for sale		(609)	—	—	(609)
Information about reportable segments 2017	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	69,762	—	—	—	69,762
Inter-segmental revenue	—	15,247	(15,061)	(186)	—
Royalties	(3,498)	—	—	—	(3,498)
Production costs	(36,753)	(14,751)	15,324	—	(36,180)
Depreciation	(4,019)	(53)	309	—	(3,763)
Management fee	(3,960)	3,960	—	—	—
Other income	2,358	205	—	31	2,594
Other expenses	—	(14)	—	—	(14)
Impairment loss on trade receivables	(181)	—	—	—	(181)
Administrative expenses	(40)	(2,258)	—	(3,613)	(5,911)
Cash-settled share-based payment expense	(581)	—	—	(395)	(976)
Equity-settled share-based payment expense	(806)	—	—	(29)	(835)
Net Foreign exchange gain	(375)	207	—	(212)	(380)
Net finance cost	(69)	10	—	28	(31)
Profit before tax	21,838	2,553	572	(4,376)	20,587
Tax expense	(7,587)	(1,104)	—	—	(8,691)
Profit for the year	14,251	1,449	572	(4,376)	11,896
2017	Zimbabwe	South Africa	Intergroup elimination adjustment	Corporate and other reconciling amounts	Total
Geographic segment assets:
Current	20,368	2,766	(60)	4,839	27,913
Non-current (excluding intercompany)	82,798	381	(1,076)	40	82,143
Additions to property, plant and equipment	21,007	(7)	(51)	—	20,949
Intercompany balances	—	8,021	(58,087)	50,066	—

Geographic segment liabilities
Current	(13,969)	(1,276)	—	(357)	(15,602)
Non-current (excluding intercompany)	(23,041)	(714)	293	(1,781)	(25,243)
Intercompany balances	(2,720)	(32,724)	58,087	(22,643)	—
Information about reportable segments 2016	Zimbabwe	South Africa	Inter-group eliminations adjustments	Corporate and other reconciling amounts	Total

Revenue	61,992	—	—	—	61,992
Inter-segmental revenue	—	11,873	(11,348)	(525)	—
Royalties	(2,923)	—	—	—	(2,923)
Production costs	(33,081)	(10,185)	11,180	—	(32,086)
Depreciation	(3,733)	(47)	289	—	(3,491)
Management fee	(3,960)	3,960	—	—	—
Other income	1,194	16	—	120	1,330
Other expenses	(55)	—	—	—	(55)
Administrative expenses	(128)	(3,119)	674	(4,690)	(7,263)
Cash-settled share-based payment expense	(342)	(106)	—	(340)	(788)
Net Foreign exchange gain	2	(529)	—	22	(505)
Margin call on hedge	—	—	—	(435)	(435)
Net finance cost	(191)	15	—	—	(176)
Sale of Blanket Mine treasury	3,202	—	—	—	3,202
Profit before tax	21,977	1,878	795	(5,848)	18,802
Tax expense	(6,795)	(922)	—	—	(7,717)
Profit for the year	15,182	431	795	(5,323)	11,085